DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2026
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2026, and 2025.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Depreciation and amortization	$161	$153	$320	$348
Transportation and distribution	105	62	187	134
Compensation	43	41	88	80
Operations and maintenance	41	35	84	70
Other	18	12	34	26
Total	$368	$303	$713	$658